Interest-Bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2014
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Summary of Interest-Bearing Deposits

Interest-bearing deposits as of December 31, 2014 and 2013 were as follows.

	2014	2013
Demand	$179,388	$168,113
Statement and Passbook Savings	318,859	303,037
Certificates of Deposit:
In excess of $100	53,669	66,561
Other	139,531	139,586
Individual Retirement Accounts	26,770	30,202

Total	$718,217	$707,499

Scheduled Maturities of Certificates of Deposit	Scheduled maturities of certificates of deposit, including IRA’s at December 31, 2014 were as follows.

2015	$115,336
2016	52,031
2017	31,715
2018	4,814
2019	10,750
Thereafter	5,324

Total	$219,970